Financial assets and liabilities - Additional Information (Details) - BRL (R$) R$ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
Disclosure of sensitivity analysis of financial instruments changes in foreign exchange rates [line items]
Investments accounted for using equity method	R$ 1,721,308	R$ 10,678,566
Lease liabilities [member]
Disclosure of sensitivity analysis of financial instruments changes in foreign exchange rates [line items]
PIS and COFINS credit included in lease liabilities	R$ 40,242	30,814
Bottom of range [member]
Disclosure of sensitivity analysis of financial instruments changes in foreign exchange rates [line items]
Lessee’s incremental borrowing rate applied to the lease liabilities	4.25%
Investments in marketable securities maturity period	2 years
Top of range [member]
Disclosure of sensitivity analysis of financial instruments changes in foreign exchange rates [line items]
Lessee’s incremental borrowing rate applied to the lease liabilities	13.73%
Advance receivables payment period	90 days
Investments in marketable securities maturity period	5 years
BancoItaú BBA SA [Member]
Disclosure of sensitivity analysis of financial instruments changes in foreign exchange rates [line items]
Weighted Average Rate Use For Calculating Investment In Preferred Shares	CDI + spread
Cosan Nove Participações S.A. [member] | BancoItaú BBA SA [Member]
Disclosure of sensitivity analysis of financial instruments changes in foreign exchange rates [line items]
Investments accounted for using equity method	R$ 2,488,636
Comgas [member]
Disclosure of sensitivity analysis of financial instruments changes in foreign exchange rates [line items]
Receivables in advance from suppliers to financial institutions	R$ 84,105	R$ 132,999
CSAN3
Disclosure of sensitivity analysis of financial instruments changes in foreign exchange rates [line items]
The contracted value of CSAN3 shares with total return swap (in shares)	80,085,312